Long-Term Investments	6 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Huashang Micro Finance Co.	$5,508,843	$5,337,828
Longwan Rural Commercial Bank	6,521,021	6,318,584
Wenzhou Longlian Development Co., Ltd	1,208,089	1,170,586
Long-term investment Cost	$13,237,953	$12,826,998
Less: provision for impairment	(1,208,089)	(1,170,586)
Long-term investment	$12,029,864	$11,656,412

Changes of provision for impairment are as follow:

	March 31, 2026	September 30, 2025
Beginning balance	$1,170,586	$-
Addition	-	1,155,411
Exchange difference	37,503	15,175
Ending balance	$1,208,089	$1,170,586

Huashang Micro Finance Co.

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive dividend income from Huashang during the six months ended March 31, 2026 and 2025.

The ownership percentage of the above long-term investments in Huashang has not changed during the six months ended March 31, 2026. During the six months ended March 31, 2026 and 2025, no impairment of long-term investment was recognized.

Longwan Rural Commercial Bank

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive dividend income from LRCB during the six months ended March 31, 2026 and 2025.

The ownership percentage of the above long-term investments in LRCB has not changed during the six months ended March 31, 2026. During the six months ended March 31, 2026 and 2025, no impairment of long-term investment was recognized.

Wenzhou Longlian Development Co., Ltd

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive any dividend income from Longlian during the six months ended March 31, 2026 and 2025.

In January 2025, Longlian determined to terminate operations and entered into liquidation procedure. The Company provided fully impairment on this investment and recognized an impairment loss of $1,155,411 during the year ended September 30, 2025.